Share-Based Compensation (Details) - Schedule of Activity of Service-Based RSUs - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Compensation (Details) - Schedule of Activity of Service-Based RSUs [Line Items]
Number of restricted shares, Unvested as of beginning | shares
Weighted average grant-date fair value, Unvested as of beginning | $ / shares
Number of restricted shares, Granted | shares	536,990
Weighted average grant-date fair value, Granted | $ / shares	$ 3,410
Number of restricted shares, vested | shares
Weighted average grant-date fair value, vested | $ / shares
Number of restricted shares, Forfeited | shares
Weighted average grant-date fair value, Forfeited | $ / shares
Number of restricted shares, Unvested as of ending | shares	536,990
Weighted average grant-date fair value, Unvested as of ending | $ / shares	$ 3,410